Net revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenue
Net revenue	R$ 2,187,710	R$ 1,444,380	R$ 956,519
Financial Services
Net revenue
Net revenue	649,166	487,177	324,118
Food and Beverages
Net revenue
Net revenue	429,023	340,709	244,590
Pharmaceuticals and Cosmetics
Net revenue
Net revenue	281,300	206,375	134,763
Technology, Media, and Telecom
Net revenue
Net revenue	328,500	169,311	81,961
Retail and Manufacturing
Net revenue
Net revenue	135,566	93,871	83,046
Education and Services
Net revenue
Net revenue	78,452	64,336	41,323
Logistic and Transportation
Net revenue
Net revenue	73,248	37,247	15,159
Others
Net revenue
Net revenue	R$ 212,454	R$ 45,353	R$ 31,559